Annual Total Returns - Fidelity Managed Retirement Income Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-16 - Fidelity Managed Retirement Income Fund - Fidelity Advisor Managed Retirement Income Fund-Class A
Aug. 03, 2022
Bar Chart Table:
Annual Return 2011	0.11%
Annual Return 2012	9.60%
Annual Return 2013	10.90%
Annual Return 2014	4.72%
Annual Return 2015	(0.52%)
Annual Return 2016	4.98%
Annual Return 2017	6.82%
Annual Return 2018	(2.05%)
Annual Return 2019	10.28%
Annual Return 2020	8.30%